                                   SUPPLEMENT
                            DATED SEPTEMBER 6, 2005
             TO THE HARTFORD TAX-FREE FIXED INCOME FUNDS PROSPECTUS
              DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 15, 2005)

The Prospectus is revised as follows:

1.  CLASS Y SHARES

     In the "Introduction" on page 2 of the Prospectus, the third sentence of the first paragraph is deleted and replaced with the following:

          "Each of the funds, also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class."

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2.  TRANSFER AGENT FEE WAIVERS

     Effective November 1, 2005, Hartford Administrative Services Company (the funds' transfer agent) has agreed to waive a portion of the transfer agency fees of the funds under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. Not all classes may currently be impacted by the waiver. "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the funds pay. That undertaking may be amended or withdrawn at any time.

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3.  ADDITIONAL BREAKPOINTS FOR CERTAIN FUNDS SUB-ADVISED BY HARTFORD INVESTMENT
    MANAGEMENT COMPANY

     As of November 1, 2005, breakpoints have been added to the management fee schedules for TAX- FREE NATIONAL FUND, TAX-FREE MINNESOTA FUND, TAX-FREE CALIFORNIA FUND AND TAX-FREE NEW YORK FUND. Accordingly, effective November 1, 2005, the fee schedules for each of the funds listed on page 30 of the Prospectus, under the heading "Management Fees", are deleted and replaced with the following:

TAX-FREE NATIONAL FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $50 Million                                                0.80%
Next $4.95 Billion                                               0.70%
Next $5 Billion                                                  0.68%
Amount over $10 Billion                                          0.67%

TAX-FREE MINNESOTA FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $50 Million                                                0.72%
Next $4.95 Billion                                               0.70%
Next $5 Billion                                                  0.68%
Amount over $10 Billion                                          0.67%

TAX-FREE CALIFORNIA FUND AND TAX-FREE NEW YORK FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.55%
Next $4.5 Billion                                                0.50%
Next $5 Billion                                                  0.48%
Amount over $10 Billion                                          0.47%

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 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

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